JPMORGAN TRUST I

JPMorgan U.S. Equity Funds

JPMorgan Capital Growth Fund

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Equity Income II Fund

JPMorgan Growth and Income Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Multi Cap Fund

JPMorgan Intrepid Plus Fund

JPMorgan Intrepid Value Fund

JPMorgan Micro Cap Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan Strategic Small Cap Value Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2007

JPMorgan U.S. Equity Funds

JPMorgan Value Discovery Fund

Prospectuses dated September 10, 2007

JPMorgan U.S. Equity Funds

JPMorgan Dynamic Growth Fund

JPMorgan Dynamic Small Cap Core Fund

JPMorgan U.S. Large Cap Value Plus Fund

Prospectuses dated November 27, 2007

JPMorgan U.S. Equity Funds

JPMorgan Intrinsic Value Fund

Prospectuses dated February 11, 2008

JPMorgan Income Funds

JPMorgan Bond Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Enhanced Income Fund

JPMorgan Real Return Fund

JPMorgan Short Term Bond Fund

JPMorgan Strategic Income Fund

Prospectuses dated July 1, 2008

JPMorgan Income Funds

JPMorgan Total Return Fund

Prospectuses dated June 5, 2008

JPMorgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectuses dated July 1, 2008

JPMorgan Tax Aware Funds

JPMorgan Tax Aware Disciplined Equity Fund

JPMorgan Tax Aware Diversified Equity Fund

JPMorgan Tax Aware Enhanced Income Fund

JPMorgan Tax Aware Large Cap Growth Fund

JPMorgan Tax Aware Real Return Fund

JPMorgan Tax Aware Short-Intermediate

Income Fund

JPMorgan Tax Aware U.S. Equity Fund

JPMorgan Tax Aware Real Return SMA Fund

Prospectuses dated February 29, 2008

JPMorgan Tax Aware High Income Funds

Tax Aware High Income Fund

Prospectuses dated July 1, 2008

JPMorgan International Equity Funds

JPMorgan Asia Equity Fund

JPMorgan China Region Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan India Fund

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Small Cap Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

JPMorgan Intrepid Japan Fund

JPMorgan Latin America Fund

JPMorgan Russia Fund

JPMorgan International Value SMA Fund

Prospectuses dated February 29, 2008

JPMorgan International Equity Funds

JPMorgan Emerging Economies Fund

Prospectuses dated February 11, 2008

JPMorgan Specialty Funds

Highbridge Statistical Market Neutral Fund

JPMorgan International Realty Fund

JPMorgan Market Neutral Fund

Prospectuses dated February 29, 2008

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement Income Fund

JPMorgan SmartRetirement 2010 Fund

JPMorgan SmartRetirement 2015 Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund

Prospectuses dated November 1, 2007

JPMorgan International Funds

JPMorgan Global Focus Fund

JPMorgan International Currency Income Fund

Prospectuses dated February 29, 2008

JPMorgan Funds

JPMorgan Income Builder Fund

JPMorgan Strategic Preservation Fund

Prospectuses dated February 29, 2008

JPMorgan Funds

JPMorgan International Markets Fund

Prospectuses dated May 17, 2008

JPMORGAN TRUST II

JPMorgan U.S. Equity Funds

JPMorgan Diversified Mid Cap Growth Fund

JPMorgan Diversified Mid Cap Value Fund

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Index Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectuses dated November 1, 2007

JPMorgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Bond Fund

JPMorgan Intermediate Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

JPMorgan Ultra Short Duration Bond Fund

Prospectuses dated July 1, 2008

JPMorgan Municipal Bond Funds

JPMorgan Arizona Municipal Bond Fund

JPMorgan Kentucky Municipal Bond Fund

JPMorgan Louisiana Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short Term Municipal Bond Fund

JPMorgan Tax Free Bond Fund

JPMorgan West Virginia Municipal Bond Fund

Prospectuses dated July 1, 2008

JPMorgan International Equity Funds

JPMorgan International Equity Index Fund

Prospectuses dated February 29, 2008

JPMorgan Specialty Funds

JPMorgan U.S. Real Estate Fund

Prospectuses dated May 1, 2008

JPMorgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

Prospectuses dated November 1, 2007

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan U.S. Equity Funds

JPMorgan Growth Advantage Fund

Prospectuses dated November 1, 2007

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectuses dated November 1, 2007

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan Income Funds

JPMorgan Short Term Bond Fund II

Prospectuses dated July 1, 2008

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Funds

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Value Fund

JPMorgan Realty Income Fund

Undiscovered Managers Small Cap Growth Fund

Prospectuses dated December 31, 2007

JPMORGAN VALUE OPPORTUNITIES FUND, INC.

JPMorgan Value Opportunities Fund

Prospectuses dated November 1, 2007

JPMORGAN INSURANCE TRUST

JPMorgan Balanced Portfolio

JPMorgan Core Bond Portfolio

JPMorgan Diversified Equity Portfolio

JPMorgan Diversified Mid Cap Growth Portfolio

JPMorgan Diversified Mid Cap Value Portfolio

JPMorgan Equity Index Portfolio

JPMorgan Government Bond Portfolio

JPMorgan International Equity Portfolio

JPMorgan Intrepid Growth Portfolio

JPMorgan Intrepid Mid Cap Portfolio

JPMorgan Small Cap Equity Portfolio

Prospectuses dated May 1, 2008

(collectively, “JPMorgan Funds”)

(All Share Classes)

Supplement dated September 23, 2008

to the Prospectuses as dated above, and as supplemented

Each Prospectus for the JPMorgan Funds named above is hereby amended by adding the following sentence to the end of the first paragraph of the section “Shareholder Information - Portfolio Holdings Disclosure.”

In addition, from time to time, each Fund may post portfolio holdings on the JPMorgan Funds' website on a more timely basis.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-PORTFOLIO-908